Convertible Debentures (Details Textual)					1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 05, 2012 $ / shares shares	Sep. 28, 2012 $ / shares shares	Sep. 27, 2012 $ / shares shares	Sep. 07, 2012 $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2011 USD ($) Investor $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) shares
Debt Instrument [Line Items]
Convertible notes face value								$ 10,000,000		$ 10,000,000
Amortization expense - discount of convertible debt								140,379		269,276	$ 196,223	$ 376,627	$ 825,708
Convertible debt interest expense								251,656		499,285			825,708
Converted debt and accrued interest value												50,000	1,052,000
Convertible equity expense													79,596
Debt discount amortization expense												$ 3,657	$ 197,827
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible debt, shares issued | shares												100,000	2,104,000
Amortization expense - discount of convertible debt								0	$ 98,378	0	196,223	$ 376,627	$ 833,904
Convertible debt interest expense								0	$ 92,454	1,950	$ 187,176	372,059	444,995
Conversion of common stock, amount												50,000	$ 1,052,000
Warrant [Member]
Debt Instrument [Line Items]
Shares issued for warrants exercised | shares													689,000
Conversion of common stock, amount													$ 131,100
Warrant [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Purchase of shares of common stock | shares	896,000	510,000	2,060,000	550,000		3,600,000	3,600,000
Convertible notes interest rate	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%
Convertible notes maturity date	Oct. 05, 2014	Sep. 28, 2014	Sep. 27, 2014	Sep. 07, 2014		Aug. 31, 2014	Aug. 31, 2014
Debt conversion price per share | $ / shares	$ 0.25	$ 0.25	$ 0.25	$ 0.25		$ 0.25	$ 0.25
Convertible debt, maturities	Oct. 05, 2015	Sep. 28, 2015	Sep. 27, 2015	Sep. 17, 2015		Sep. 07, 2015	Sep. 07, 2015
Convertible debt, original debt amount						$ 170,000	$ 170,000
Common stock conversion rate per share | $ / shares	$ 0.50	$ 0.50	$ 0.50	$ 0.50		$ 0.50	$ 0.50
Convertible notes fair value								$ 1,124,773		$ 1,124,773		$ 1,124,773
Purchase of stock, price per share | $ / shares								$ 0.0322		$ 0.0322		$ 0.0322
Beneficial conversion features and loan fee										$ 51,516		$ 51,516
Number of investors | Investor							6
Convertible notes face value							$ 170,000	$ 1,530,415		$ 1,530,415		$ 1,530,415
Warrant [Member] | Minimum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate										0.31%		0.31%
Convertible notes, volatility										94.17%		94.17%
Trading price per share | $ / shares										$ 0.22		$ 0.22
Beneficial conversion trading price per share | $ / shares										$ 0.26		$ 0.26
Warrant [Member] | Maximum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate										0.43%		0.43%
Convertible notes, volatility										103.00%		103.00%
Trading price per share | $ / shares										$ 0.35		$ 0.35
Beneficial conversion trading price per share | $ / shares										$ 0.35		$ 0.35
Warrant [Member] | Private Placement [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes fair value					$ 166,319
Amortization expense - discount of convertible debt					$ 424,843
Convertible notes amortization period					2 years
Warrant [Member] | Private Placement [Member] | Minimum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate					0.31%
Convertible notes, volatility					94.17%
Trading price per share | $ / shares					$ 0.28
Warrant [Member] | Private Placement [Member] | Maximum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate					0.34%
Convertible notes, volatility					95.23%
Trading price per share | $ / shares					$ 0.33
Warrant [Member] | $0.304 per share [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Purchase of shares of common stock | shares					479,920
Convertible notes offering costs					$ 424,843
Purchase of stock, price per share | $ / shares					$ 0.304